Inventories - Narrative (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Write-downs (reversals of write-downs) of inventories	$ 3,599	$ 3,717	$ 3,278